UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31/08
Date of reporting period:	9/30/08

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS Dreyfus Basic U.S. Mortgage Securities Fund March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--117.2%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--8.5%
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	338,381	338,376
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	314,687	315,119
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A3	4.99	9/15/10	106,987	107,251
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	141,876	142,535
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	53,750	53,755
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	379,684	379,679
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. A3	5.26	10/15/10	125,073	125,591
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	82,744	82,834
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	324,210	325,666
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	248,040	248,247
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	443,816	448,903
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A3	5.12	10/15/10	222,989	224,666
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A3	5.30	7/21/10	18,076	18,141
Nissan Auto Receivables Owner
Trust, Ser. 2005-B, Cl. A4	4.18	10/15/10	46,453	46,545
Nissan Auto Receivables Owner
Trust, Ser. 2005-C, Cl, A4	4.31	3/15/11	114,646	115,392
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	1,022,153	1,032,012
Nissan Auto Receivables Owner
Trust, Ser. 2007-A, Cl. A3	5.10	11/15/10	388,385	391,525
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	294,443	298,780
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A4	4.89	8/15/12	600,865	606,715
USAA Auto Owner Trust,
Ser. 2008-1, Cl. A2	4.27	10/15/10	83,266	83,618
USAA Auto Owner Trust,
Ser. 2005-3, Cl. A4	4.63	5/15/12	360,301	363,185
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A3	5.01	9/15/10	8,373	8,383
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	107,648	108,321
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	431,505	437,149
Volkswagen Auto Loan Enhanced

Trust, Ser. 2007-1, Cl. A3	5.20	1/20/10	36,622	36,692
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A4	4.39	5/17/13	174,182	173,919
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	209,310	208,646
WFS Financial Owner Trust,
Ser. 2005-2, Cl. C	4.62	11/19/12	500,000	489,689
				7,211,334
Asset-Backed Ctfs./Credit Cards--2.0%
American Express Credit Account
Master Trust, Ser. 2004-4,
Cl. A	0.65	3/15/12	125,000 a	123,568
American Express Credit Account
Master Trust, Ser. 2004-3,
Cl. A	4.35	12/15/11	90,000	90,034
Chase Issuance Trust,
Ser. 2008-A5, Cl. A5	1.46	5/16/11	800,000 a	798,916
Citibank Credit Card Issuance
Trust, Ser. 2006-A5, Cl. A5	5.30	5/20/11	680,000	681,320
				1,693,838
Asset-Backed Ctfs./Home Equity Loans--1.9%
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	380,061 a	367,202
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	0.56	12/25/36	214,149 a	185,826
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	125,000	10,326
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	336,996	281,881
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	0.62	3/25/47	600,976 a	442,720
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	312,300 a	82,169
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	0.56	1/25/37	270,306 a	235,291
				1,605,415
Commercial Mortgage Pass-Through Ctfs.--.5%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.80	1/25/37	343,799 a,b	249,966
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	1.00	3/6/20	325,000 a,b	204,181
				454,147
Residential Mortgage Pass-Through Ctfs.--1.7%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.47	1/25/36	136,830 a	90,068
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	5.98	11/25/32	419,154 a	316,805
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	743,754	164,756
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.36	12/25/34	249,800 a	172,096
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	0.58	3/25/37	421,098 a	244,866

JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.00	7/25/35	377,699 a	218,364
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	314,655 a	194,301
				1,401,256
U.S. Government Agencies/Mortgage-Backed--101.8%
Federal Home Loan Mortgage Corp.:
4.00%			2,260,000 c,d	2,263,884
4.00%, 5/1/10			870,132 d	878,329
5.00%, 9/1/35 - 12/1/35			802,014 d	829,372
5.50%, 3/1/38 - 10/1/38			4,189,347 d	4,352,307
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			13,911 d,e	877
Federal National Mortgage Association:
4.50%			3,165,000 c,d	3,235,225
6.50%			2,870,000 c,d	3,022,919
5.00%, 1/1/18 - 12/1/36			1,312,521 d	1,360,180
5.50%, 11/1/38			1,198,696 d	1,245,545
6.12%, 4/1/09			240,263 d	239,916
Government National Mortgage Association I:
4.50%			5,660,000 c	5,771,434
5.00%			2,775,000 c	2,870,375
6.50%			380,000 c	398,703
5.00%, 5/15/33 - 10/15/35			6,130,118	6,380,878
5.50%, 6/15/20 - 3/15/39			15,348,032	16,019,553
6.00%, 10/15/19 - 3/15/39			9,311,327	9,751,084
6.50%, 10/15/10 - 2/15/39			788,956	828,966
7.00%, 1/15/24 - 2/15/24			55,625	59,523
7.50%, 12/15/23			6,736	7,225
8.00%, 1/15/22 - 12/15/22			138,648	149,155
8.50%, 1/15/20 - 3/15/22			23,201	25,125
9.00%, 11/15/19 - 11/15/22			9,752	10,559
9.50%, 9/15/19 - 10/15/20			7,187	7,898
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			159,049	159,406
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			469,726	475,759
Ser. 2005-42, Cl. A, 4.05%,
7/16/20			899,946	906,369
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			438,254	440,914
Ser. 2005-59, Cl. A, 4.39%,
5/16/23			352,253	356,648
Ser. 2005-32, Cl. B, 4.39%,
8/16/30			503,598	510,493
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			2,421,767	2,450,085
Government National Mortgage Association II:
4.00%			875,000 c	887,167
4.50%			860,000 c	878,279
5.00%			915,000 c	947,598
5.50%			420,000 c	435,357
6.00%			930,000 c	970,688
5.00%, 9/20/33 - 6/20/35			2,319,728	2,409,683
5.50%, 1/20/34 - 9/20/35			3,985,314	4,153,467
6.00%, 8/20/35 - 7/20/38			9,319,052	9,746,332

6.50%, 6/20/31 - 7/20/31	272,286	290,376
7.00%, 12/20/27 - 8/20/31	468,349	501,793
9.00%, 1/20/20 - 7/20/25	16,704	18,103
9.50%, 9/20/21 - 12/20/21	7,938	9,060
		86,256,609
U.S. Treasury Notes--.8%
3.50%, 8/15/09	169,000 f	171,080
3.50%, 5/31/13	375,000 g	406,787
4.50%, 2/28/11	115,000 g	123,104
		700,971
Total Bonds and Notes
(cost $99,459,534)		99,323,570
	Principal
Short-Term Investments--3.8%	Amount ($)	Value ($)
U.S. Government Agencies--3.5%
Federal Home Loan Bank,
0.35%, 4/13/09	3,000,000	2,999,650
U.S. Treasury Bills--.3%
0.25%, 5/7/09	235,000 f	234,966
Total Short-Term Investments
(cost $3,234,591)		3,234,616

Other Investment--5.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,269,000)	4,269,000 [h]	4,269,000
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $538,437)	538,437 [h]	538,437

Total Investments (cost $107,501,562)	126.7%	107,365,623
Liabilities, Less Cash and Receivables	(26.7%)	(22,628,419)
Net Assets	100.0%	84,737,204

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $454,147 or 0.5% of net assets.
c	Purchased on a forward commitment basis.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Notional face amount shown.
f	All or partially held by a broker as collateral for open financial futures positions.
g	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $529,891 and the total market value of the collateral held by the fund is $538,437.
h	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $107,501,562.

Net unrealized appreciation on investments was $172,769 of which $2,039,929 related to appreciated investment securities and $2,212,698 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES March 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	27	(3,206,672)	June 2009	(27,282)
U.S. Treasury 10 Year Notes	24	(2,977,875)	June 2009	(37,847)
Gross Unrealized Depreciation				(65,129)

STATEMENT OF OPTIONS WRITTEN March 31, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
Federal National Mortgage Association,
April 2009 @100.15	1,656,000	a,b	(48,734)
Federal National Mortgage Association,
April 2009 @ 100.84	1,659,000	a,b	(37,702)
U.S. 10 Year Futures,
June 2009@ 126.00	1,400,000	a	(5,250)

Federal National Mortgage Association,
April 2009 @100.15	1,656,000	a,b	(89)
Federal National Mortgage Association,
April 2009 @ 100.84	1,659,000	a,b	(377)
U.S. 10 Year Futures,
June 2009@ 121.00	1,400,000	a	(3,063)
(Premiums Received $ 58,385)
Gross Unrealized Depreciation			(95,215)

a	Non-income producing security.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
		Significant Observable	Unobservable
Assets ($)	Level 1 -Quoted Prices	Inputs	Inputs	Total
Investment in Securities	4,807,437	102,558,186	0	107,365,623
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	(160,344)	0	0	(160,344)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and swaps are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.

The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation

(depreciation) on investments.

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)